Financial instruments (Tables)	6 Months Ended
Jun. 30, 2014
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis

end of 2Q14	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	724	0	0		724
Interest-bearing deposits with banks	0	309	0	0		309
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	86,517	69	0		86,586
Debt	177	698	0	0		875
of which corporates	0	655	0	0		655
Equity	20,704	32	0	0		20,736
Securities received as collateral	20,881	730	0	0		21,611
Debt	39,520	60,918	4,600	0		105,038
of which foreign governments	38,953	5,224	305	0		44,482
of which corporates	69	24,480	1,774	0		26,323
of which RMBS	0	23,794	548	0		24,342
of which CMBS	0	5,122	334	0		5,456
of which CDO	0	2,232	1,369	0		3,601
Equity	81,385	6,100	674	0		88,159
Derivatives	8,808	485,198	5,125	(468,174)		30,957
of which interest rate products	2,165	390,254	1,713	–		–
of which foreign exchange products	210	43,251	390	–		–
of which equity/index-related products	6,138	23,641	932	–		–
of which credit derivatives	0	24,587	1,097	–		–
Other	2,972	5,219	3,082	0		11,273
Trading assets	132,685	557,435	13,481	(468,174)		235,427
Debt	2,203	1,014	0	0		3,217
of which foreign governments	1,810	0	0	0		1,810
of which corporates	0	587	0	0		587
of which CDO	0	423	0	0		423
Equity	2	101	3	0		106
Investment securities	2,205	1,115	3	0		3,323
Private equity	0	0	1,251	0		1,251
of which equity funds	0	0	579	0		579
Hedge funds	0	159	323	0		482
of which debt funds	0	119	312	0		431
Other equity investments	84	110	1,720	0		1,914
of which private	0	82	1,720	0		1,802
Life finance instruments	0	0	1,605	0		1,605
Other investments	84	269	4,899	0		5,252
Loans	0	11,299	8,598	0		19,897
of which commercial and industrial loans	0	5,521	5,699	0		11,220
of which financial institutions	0	4,842	1,572	0		6,414
Other intangible assets (mortgage servicing rights)	0	0	66	0		66
Other assets	4,102	22,076	5,923	(828)		31,273
of which loans held-for-sale	0	13,300	5,242	0		18,542
Total assets at fair value	159,957	680,474	33,039	(469,002)		404,468
Less other investments - equity at fair value attributable to noncontrolling interests	(80)	(132)	(752)	0		(964)
Less assets consolidated under ASU 2009-17 [2]	0	(7,862)	(2,079)	0		(9,941)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	159,877	672,480	30,208	(469,002)		393,563
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2Q14	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	998	0	0		998
Customer deposits	0	3,142	87	0		3,229
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	60,529	0	0		60,529
Debt	177	698	0	0		875
of which corporates	0	655	0	0		655
Equity	20,704	32	0	0		20,736
Obligation to return securities received as collateral	20,881	730	0	0		21,611
Debt	17,778	4,744	0	0		22,522
of which foreign governments	17,616	407	0	0		18,023
of which corporates	9	3,893	0	0		3,902
Equity	17,758	310	19	0		18,087
Derivatives	8,959	494,139	4,896	(473,474)		34,520
of which interest rate products	2,207	383,422	1,185	–		–
of which foreign exchange products	232	56,116	696	–		–
of which equity/index-related products	6,201	26,397	1,265	–		–
of which credit derivatives	0	25,055	1,291	–		–
Trading liabilities	44,495	499,193	4,915	(473,474)		75,129
Short-term borrowings	0	7,031	101	0		7,132
Long-term debt	3	59,901	10,313	0		70,217
of which treasury debt over two years	0	8,134	0	0		8,134
of which structured notes over two years	0	26,120	7,374	0		33,494
of which non-recourse liabilities	3	8,898	2,028	0		10,929
Other liabilities	0	17,460	3,325	(776)		20,009
of which failed sales	0	479	727	0		1,206
Total liabilities at fair value	65,379	648,984	18,741	(474,250)		258,854
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	527	0	0		527
Interest-bearing deposits with banks	0	311	0	0		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	96,383	204	0		96,587
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Securities received as collateral	21,098	1,702	0	0		22,800
Debt	41,829	63,218	5,069	0		110,116
of which foreign governments	40,199	6,980	230	0		47,409
of which corporates	14	24,268	2,128	0		26,410
of which RMBS	0	23,343	436	0		23,779
of which CMBS	0	5,255	417	0		5,672
of which CDO	0	3,305	1,567	0		4,872
Equity	70,322	5,778	595	0		76,695
Derivatives	6,610	563,649	5,217	(543,873)		31,603
of which interest rate products	1,065	444,056	1,574	–		–
of which foreign exchange products	8	60,807	484	–		–
of which equity/index-related products	5,278	28,763	1,240	–		–
of which credit derivatives	0	25,662	1,138	–		–
Other	3,691	4,479	2,829	0		10,999
Trading assets	122,452	637,124	13,710	(543,873)		229,413
Debt	1,788	1,098	0	0		2,886
of which foreign governments	1,386	2	0	0		1,388
of which corporates	0	606	0	0		606
of which CDO	0	490	0	0		490
Equity	2	97	2	0		101
Investment securities	1,790	1,195	2	0		2,987
Private equity	0	0	3,345	0		3,345
of which equity funds	0	0	2,236	0		2,236
Hedge funds	0	289	392	0		681
of which debt funds	0	174	329	0		503
Other equity investments	283	55	1,632	0		1,970
of which private	0	15	1,630	0		1,645
Life finance instruments	0	0	1,600	0		1,600
Other investments	283	344	6,969	0		7,596
Loans	0	11,459	7,998	0		19,457
of which commercial and industrial loans	0	6,302	5,309	0		11,611
of which financial institutions	0	4,484	1,322	0		5,806
Other intangible assets (mortgage servicing rights)	0	0	42	0		42
Other assets	4,861	21,530	6,159	(1,032)		31,518
of which loans held-for-sale	0	12,770	5,615	0		18,385
Total assets at fair value	150,484	770,575	35,084	(544,905)		411,238
Less other investments - equity at fair value attributable to noncontrolling interests	(246)	(149)	(2,781)	0		(3,176)
Less assets consolidated under ASU 2009-17 [2]	0	(8,996)	(2,458)	0		(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	150,238	761,430	29,845	(544,905)		396,608
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,450	0	0		1,450
Customer deposits	0	3,197	55	0		3,252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	75,990	114	0		76,104
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Obligation to return securities received as collateral	21,098	1,702	0	0		22,800
Debt	19,037	5,311	2	0		24,350
of which foreign governments	18,863	603	0	0		19,466
of which corporates	1	4,130	2	0		4,133
Equity	15,476	309	17	0		15,802
Derivatives	5,879	572,444	5,545	(547,385)		36,483
of which interest rate products	896	439,446	1,129	–		–
of which foreign exchange products	14	71,547	938	–		–
of which equity/index-related products	4,691	30,622	1,896	–		–
of which credit derivatives	0	25,942	1,230	–		–
Trading liabilities	40,392	578,064	5,564	(547,385)		76,635
Short-term borrowings	0	5,888	165	0		6,053
Long-term debt	0	53,589	9,780	0		63,369
of which treasury debt over two years	0	9,081	0	0		9,081
of which structured notes over two years	0	20,679	6,217	0		26,896
of which non-recourse liabilities	0	9,509	2,552	0		12,061
Other liabilities	0	19,511	2,861	(399)		21,973
of which failed sales	0	638	1,143	0		1,781
Total liabilities at fair value	61,490	739,391	18,539	(547,784)		271,636
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2

	6M14		6M13
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	400	11	471	85
Equity	409	78	422	171
Derivatives	4,693	1	4,093	1
Trading assets	5,502	90	4,986	257
Liabilities (CHF million)
Debt	312	0	6	17
Equity	129	81	250	17
Derivatives	4,746	19	3,536	9
Trading liabilities	5,187	100	3,792	43

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
6M14	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(135)	0	0	0	0	0		0	0		0	0	69
Debt	5,069	518	(1,261)	3,644	(3,747)	0	0	(44)		410	0		0	11	4,600
of which corporates	2,128	135	(487)	837	(1,062)	0	0	(59)		272	0		0	10	1,774
of which RMBS	436	309	(252)	430	(439)	0	0	12		55	0		0	(3)	548
of which CMBS	417	44	(181)	172	(102)	0	0	1		(15)	0		0	(2)	334
of which CDO	1,567	17	(130)	1,950	(2,097)	0	0	(1)		68	0		0	(5)	1,369
Equity	595	117	(231)	303	(266)	0	0	42		118	0		0	(4)	674
Derivatives	5,217	368	(266)	0	0	1,542	(2,134)	19		384	0		0	(5)	5,125
of which interest rate products	1,574	31	(12)	0	0	92	(361)	5		381	0		0	3	1,713
of which equity/index-related products	1,240	24	(123)	0	0	192	(257)	14		(157)	0		0	(1)	932
of which credit derivatives	1,138	251	(124)	0	0	314	(504)	(3)		28	0		0	(3)	1,097
Other	2,829	279	(449)	1,372	(1,085)	0	(122)	6		259	0		0	(7)	3,082
Trading assets	13,710	1,282	(2,207)	5,319	(5,098)	1,542	(2,256)	23		1,171	0		0	(5)	13,481
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,369	0	(14)	479	(3,027)	0	0	0		33	0		441	13	3,294
Life finance instruments	1,600	0	0	100	(154)	0	0	0		65	0		0	(6)	1,605
Other investments	6,969	0	(14)	579	(3,181)	0	0	0		98	0		441	7	4,899
Loans	7,998	109	(366)	172	(912)	2,516	(896)	1		4	0		2	(30)	8,598
of which commercial and industrial loans	5,309	107	(276)	161	(628)	1,799	(758)	1		5	0		0	(21)	5,699
of which financial institutions	1,322	2	(17)	11	(81)	429	(98)	0		3	0		4	(3)	1,572
Other intangible assets (mortgage servicing rights)	42	0	0	26	0	0	0	0		0	0		(2)	0	66
Other assets	6,159	1,428	(1,561)	2,407	(2,181)	347	(827)	19		127	0		(1)	6	5,923
of which loans held-for-sale [2]	5,615	1,427	(1,544)	2,159	(2,118)	346	(828)	25		152	0		(1)	9	5,242
Total assets at fair value	35,084	2,819	(4,283)	8,503	(11,372)	4,405	(3,979)	43		1,400	0		440	(21)	33,039
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	25	0	0		2	0		0	5	87
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(114)	0	0	0	0	0		0	0		0	0	0
Trading liabilities	5,564	519	(754)	22	(18)	838	(1,766)	214		307	0		0	(11)	4,915
of which interest rate derivatives	1,129	36	(6)	0	0	42	(234)	4		216	0		0	(2)	1,185
of which foreign exchange derivatives	938	0	(2)	0	0	3	(144)	(4)		(94)	0		0	(1)	696
of which equity/index-related derivatives	1,896	190	(589)	0	0	402	(691)	209		(147)	0		0	(5)	1,265
of which credit derivatives	1,230	266	(152)	0	0	206	(542)	7		279	0		0	(3)	1,291
Short-term borrowings	165	13	(35)	0	0	249	(294)	(1)		2	0		0	2	101
Long-term debt	9,780	605	(1,840)	0	0	3,386	(1,885)	11		300	0		0	(44)	10,313
of which structured notes over two years	6,217	220	(971)	0	0	2,493	(778)	8		217	0		0	(32)	7,374
of which non-recourse liabilities	2,552	378	(583)	0	0	330	(673)	16		14	0		0	(6)	2,028
Other liabilities	2,861	79	(93)	262	(630)	633	(170)	14		94	4		269	2	3,325
of which failed sales	1,143	65	(42)	78	(560)	0	0	0		47	0		(2)	(2)	727
Total liabilities at fair value	18,539	1,216	(2,836)	284	(648)	5,131	(4,115)	238		705	4		269	(46)	18,741
Net assets/(liabilities) at fair value	16,545	1,603	(1,447)	8,219	(10,724)	(726)	136	(195)		695	(4)		171	25	14,298
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 20 million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
6M13	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Debt	5,888	465	(979)	3,291	(4,604)	0	0	130		150	0		0	170	4,511
of which corporates	3,192	146	(483)	1,009	(2,020)	0	0	113		9	0		0	91	2,057
of which RMBS	724	257	(292)	758	(638)	0	0	6		64	0		0	27	906
of which CMBS	1,023	26	(100)	129	(821)	0	0	(3)		33	0		0	19	306
of which CDO	447	14	(39)	1,384	(1,008)	0	0	2		45	0		0	20	865
Equity	485	190	(173)	139	(236)	0	0	6		(2)	0		0	14	423
Derivatives	6,650	916	(897)	0	0	721	(1,004)	96		(97)	0		0	194	6,579
of which interest rate products	1,859	42	(198)	0	0	164	(198)	2		(161)	0		0	50	1,560
of which equity/index-related products	1,920	149	(258)	0	0	116	(225)	62		250	0		0	62	2,076
of which credit derivatives	1,294	721	(262)	0	0	111	(302)	33		(9)	0		0	41	1,627
Other	2,486	165	(224)	2,727	(2,133)	0	(65)	1		(46)	0		0	89	3,000
Trading assets	15,509	1,736	(2,273)	6,157	(6,973)	721	(1,069)	233		5	0		0	467	14,513
Investment securities	170	0	0	166	(17)	0	0	0		0	0		0	0	319
Equity	6,366	0	(40)	745	(1,329)	0	0	0		(2)	0		276	196	6,212
Life finance instruments	1,818	0	0	100	(186)	0	0	0		(80)	0		0	61	1,713
Other investments	8,184	0	(40)	845	(1,515)	0	0	0		(82)	0		276	257	7,925
Loans	6,619	93	(1,644)	368	(834)	3,593	(1,193)	(1)		(81)	0		0	229	7,149
of which commercial and industrial loans	4,778	81	(322)	368	(595)	1,346	(780)	0		(126)	0		0	149	4,899
of which financial institutions	1,530	11	(2)	1	(119)	240	(363)	0		(49)	0		0	49	1,298
Other intangible assets (mortgage servicing rights)	43	0	0	0	0	0	0	0		0	0		(6)	2	39
Other assets	5,164	1,551	(1,556)	2,673	(1,707)	700	(501)	16		133	0		0	158	6,631
of which loans held-for-sale	4,463	1,540	(1,554)	2,494	(1,538)	700	(501)	15		92	0		0	131	5,842
Total assets at fair value	35,689	3,380	(5,513)	10,209	(11,046)	5,014	(2,763)	248		(25)	0		270	1,113	36,576
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	53	0	0		(13)	0		0	(3)	62
Trading liabilities	5,356	1,024	(814)	53	(155)	489	(1,125)	124		252	0		0	165	5,369
of which interest rate derivatives	1,357	59	(132)	0	0	82	(43)	3		(269)	0		0	38	1,095
of which foreign exchange derivatives	1,648	15	(14)	0	0	13	(472)	(1)		73	0		0	50	1,312
of which equity/index-related derivatives	1,003	111	(302)	0	0	275	(308)	90		341	0		0	34	1,244
of which credit derivatives	819	808	(267)	0	0	71	(226)	40		89	0		0	27	1,361
Short-term borrowings	124	46	(34)	0	0	203	(86)	(4)		(61)	0		0	5	193
Long-term debt	10,098	1,728	(1,209)	0	0	2,818	(2,787)	16		(51)	0		0	347	10,960
of which structured notes over two years	6,189	321	(893)	0	0	1,966	(1,160)	12		(352)	0		0	223	6,306
of which non-recourse liabilities	2,551	1,369	(196)	0	0	438	(1,274)	10		114	0		0	76	3,088
Other liabilities	2,848	31	(131)	62	(280)	1	(58)	(16)		(18)	26		135	77	2,677
of which failed sales	1,160	12	(77)	45	(230)	0	0	(4)		(8)	0		0	38	936
Total liabilities at fair value	18,451	2,829	(2,188)	115	(435)	3,564	(4,056)	120		109	26		135	591	19,261
Net assets/(liabilities) at fair value	17,238	551	(3,325)	10,094	(10,611)	1,450	1,293	128		(134)	(26)		135	522	17,315
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M14				6M13
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	500	167	667	[1]	(6)	109	103	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(528)	74	(454)		(1,079)	103	(976)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value

end of 2Q14	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,600
of which corporates	1,774
of which	122	Option model	Correlation, in %		(83)	100	12
			Buyback probability, in %	[2]	50	100	59
of which	427	Market comparable	Price, in %		0	135	89
of which	1,125	Discounted cash flow	Credit spread, in bp		9	1,445	383
of which RMBS	548	Discounted cash flow	Discount rate, in %		1	32	9
			Prepayment rate, in %		0	35	8
			Default rate, in %		0	27	3
			Loss severity, in %		0	100	42
of which CMBS	334	Discounted cash flow	Capitalization rate, in %		7	12	8
			Discount rate, in %		1	26	8
			Prepayment rate, in %		0	28	14
			Default rate, in %		0	14	0
			Loss severity, in %		0	50	2
of which CDO	1,369
of which	110	Vendor price	Price, in %		50	100	95
of which	338	Discounted cash flow	Discount rate, in %		2	18	8
			Prepayment rate, in %		0	30	10
			Default rate, in %		0	7	2
			Loss severity, in %		0	100	31
of which	785	Market comparable	Price, in %		89	197	186
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2Q14	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Equity	674
of which	421	Market comparable		EBITDA multiple		3		12		9
				Price, in %		1		179		48
of which	25	Discounted cash flow		Capitalization rate, in %		7		7		7
				Discount rate, in %		15		15		15
Derivatives	5,125
of which interest rate products	1,713	Option model		Correlation, in %		15		100		80
				Prepayment rate, in %		5		36		28
				Volatility skew, in %		(8)		2		(1)
				Credit spread, in bp		60		531		137
of which equity/index-related products	932	Option model		Correlation, in %		(83)		100		12
				Volatility, in %		0		170		20
of which credit derivatives	1,097	Discounted cash flow		Credit spread, in bp		1		1,928		117
				Recovery rate, in %		0		77		26
				Discount rate, in %		1		34		15
				Default rate, in %		1		22		7
				Loss severity, in %		10		90		57
				Correlation, in %		32		97		70
				Prepayment rate, in %		0		31		5
Other	3,082
of which	2,398	Market comparable		Price, in %		0		108		45
of which	646	Discounted cash flow		Market implied life expectancy, in years		3		20		9
Trading assets	13,481
Investment securities	3	–		–		–		–		–
Private equity	1,251	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	323	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,720
of which private	1,720
of which	350	Discounted cash flow		Contingent probability, in %		69		69		69
of which	944	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Life finance instruments	1,605	Discounted cash flow		Market implied life expectancy, in years		1		21		8
Other investments	4,899
Loans	8,598
of which commercial and industrial loans	5,699
of which	4,798	Discounted cash flow		Credit spread, in bp		11		2,692		366
of which	637	Market comparable		Price, in %		0		118		92
of which financial institutions	1,572	Discounted cash flow		Credit spread, in bp		93		813		318
Other intangible assets (mortgage servicing rights)	66	–		–		–		–		–
Other assets	5,923
of which loans held-for-sale	5,242
of which	1,707	Vendor price		Price, in %		0		104		99
of which	820	Discounted cash flow		Credit spread, in bp		75		623		270
				Recovery rate, in %		1		1		1
of which	2,424	Market comparable		Price, in %		0		103		68
Total level 3 assets at fair value	33,039
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 assets at fair value (continued)

end of 4Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	Discounted cash flow	Funding spread, in bp		90	350	178
Debt	5,069
of which corporates	2,128
of which	129	Option model	Correlation, in %		(83)	96	14
			Buyback probability, in %	[2]	50	100	62
of which	592	Market comparable	Price, in %		0	112	91
of which	807	Discounted cash flow	Credit spread, in bp		22	957	348
of which RMBS	436	Discounted cash flow	Discount rate, in %		2	33	9
			Prepayment rate, in %		0	27	7
			Default rate, in %		0	25	5
			Loss severity, in %		0	100	48
of which CMBS	417	Discounted cash flow	Capitalization rate, in %		5	12	9
			Discount rate, in %		1	30	9
			Prepayment rate, in %		0	20	10
			Default rate, in %		0	18	1
			Loss severity, in %		0	40	3
of which CDO	1,567
of which	118	Vendor price	Price, in %		0	100	94
of which	278	Discounted cash flow	Discount rate, in %		2	24	6
			Prepayment rate, in %		0	30	7
			Default rate, in %		1	15	3
			Loss severity, in %		25	100	68
of which	423	Market comparable	Price, in %		85	101	98
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 4Q13	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Equity	595
of which	270	Market comparable		EBITDA multiple		3		12		7
of which	35	Discounted cash flow		Capitalization rate, in %		7		7		7
				Discount rate, in %		15		15		15
Derivatives	5,217
of which interest rate products	1,574	Option model		Correlation, in %		15		100		82
				Prepayment rate, in %		5		31		24
				Volatility, in %		2		31		6
				Volatility skew, in %		(9)		2		(1)
				Credit spread, in bp		95		2,054		218
of which equity/index-related products	1,240	Option model		Correlation, in %		(83)		96		14
				Volatility, in %		2		252		26
of which credit derivatives	1,138	Discounted cash flow		Credit spread, in bp		1		2,054		298
				Recovery rate, in %		0		77		25
				Discount rate, in %		4		29		14
				Default rate, in %		1		16		6
				Loss severity, in %		10		100		59
				Correlation, in %		34		97		83
				Prepayment rate, in %		0		17		5
Other	2,829
of which	2,139	Market comparable		Price, in %		0		146		34
of which	589	Discounted cash flow		Market implied life expectancy, in years		3		19		9
Trading assets	13,710
Investment securities	2	–		–		–		–		–
Private equity	3,345	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	392	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,632
of which private	1,630
of which	384	Discounted cash flow		Credit spread, in bp		897		3,175		1,207
				Contingent probability, in %		59		59		59
of which	813	Market comparable		EBITDA multiple		1		10		8
Life finance instruments	1,600	Discounted cash flow		Market implied life expectancy, in years		1		21		9
Other investments	6,969
Loans	7,998
of which commercial and industrial loans	5,309
of which	4,526	Discounted cash flow		Credit spread, in bp		50		2,488		504
of which	326	Market comparable		Price, in %		0		100		69
of which financial institutions	1,322	Discounted cash flow		Credit spread, in bp		98		884		302
Other intangible assets (mortgage servicing rights)	42	–		–		–		–		–
Other assets	6,159
of which loans held-for-sale	5,615
of which	1,954	Vendor price		Price, in %		0		160		99
of which	1,042	Discounted cash flow		Credit spread, in bp		75		2,389		467
				Recovery rate, in %		1		1		0
of which	2,420	Market comparable		Price, in %		0		105		59
Total level 3 assets at fair value	35,084
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value

end of 2Q14	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	87	–	–		–	–	–
Trading liabilities	4,915
of which interest rate derivatives	1,185	Option model	Basis spread, in bp		(10)	98	56
			Correlation, in %		17	100	70
			Mean reversion, in %	[2]	5	10	5
			Prepayment rate, in %		8	36	27
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	696	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		23	36	29
of which equity/index-related derivatives	1,265	Option model	Correlation, in %		(83)	100	12
			Skew, in %		49	159	106
			Volatility, in %		3	170	28
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,291	Discounted cash flow	Credit spread, in bp		1	1,831	133
			Discount rate, in %		1	35	15
			Default rate, in %		1	21	7
			Recovery rate, in %		0	77	38
			Loss severity, in %		10	90	61
			Correlation, in %		32	98	53
			Funding spread, in bp		51	51	51
			Prepayment rate, in %		0	11	4
Short-term borrowings	101	–	–		–	–	–
Long-term debt	10,313
of which structured notes over two years	7,374
of which	5,910	Option model	Correlation, in %		(83)	100	13
			Volatility, in %		3	170	25
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	4	0
of which	452	Discounted cash flow	Credit spread, in bp		305	673	372
of which non-recourse liabilities	2,028
of which	1,831	Vendor price	Price, in %		0	104	99
of which	143	Market comparable	Price, in %		0	87	8
Other liabilities	3,325
of which failed sales	727
of which	661	Market comparable	Price, in %		0	100	68
of which	50	Discounted cash flow	Credit spread, in bp		535	2,692	2,037
			Recovery rate, in %		26	26	26
Total level 3 liabilities at fair value	18,741
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.

Quantitative information about level 3 liabilities at fair value (continued)

end of 4Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	55	–	–		–	–	–
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	Discounted cash flow	Funding spread, in bp		90	90	90
Trading liabilities	5,564
of which interest rate derivatives	1,129	Option model	Basis spread, in bp		(5)	148	74
			Correlation, in %		17	99	62
			Mean reversion, in %	[2]	5	10	6
			Prepayment rate, in %		5	31	23
of which foreign exchange derivatives	938	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		19	31	25
of which equity/index-related derivatives	1,896	Option model	Correlation, in %		(83)	96	14
			Skew, in %		79	152	118
			Volatility, in %		2	252	26
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	1,230	Discounted cash flow	Credit spread, in bp		1	2,052	252
			Discount rate, in %		4	29	14
			Default rate, in %		1	15	6
			Recovery rate, in %		14	77	43
			Loss severity, in %		6	100	62
			Correlation, in %		34	98	55
			Prepayment rate, in %		0	17	2
Short-term borrowings	165	–	–		–	–	–
Long-term debt	9,780
of which structured notes over two years	6,217	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		5	252	28
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[4]	0	5	0
of which non-recourse liabilities	2,552
of which	2,105	Vendor price	Price, in %		0	217	104
of which	301	Market comparable	Price, in %		0	93	13
Other liabilities	2,861
of which failed sales	1,143
of which	829	Market comparable	Price, in %		0	100	63
of which	195	Discounted cash flow	Credit spread, in bp		813	1,362	1,185
			Recovery rate, in %		23	23	23
Total level 3 liabilities at fair value	18,539
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions

	2Q14							4Q13
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	6		105		111	0		1		18		19	0
Equity funds	31		2,087	[1]	2,118	0		28		3,096	[2]	3,124	0
Equity funds sold short	0		(13)		(13)	0		0		(17)		(17)	0
Total funds held in trading assets and liabilities	37		2,179		2,216	0		29		3,097		3,126	0
Debt funds	312		119		431	1		320		183		503	6
Equity funds	0		0		0	0		0		25		25	0
Others	0		51		51	0		0		153		153	31
Hedge funds	312		170	[3]	482	1		320		361	[4]	681	37
Debt funds	19		0		19	14		53		0		53	2
Equity funds	579		0		579	118		2,236		0		2,236	464
Real estate funds	264		0		264	87		350		0		350	110
Others	389		0		389	123		706		0		706	250
Private equities	1,251		0		1,251	342		3,345		0		3,345	826
Equity method investments	373		38		411	0		349		0		349	0
Total funds held in other investments	1,936		208		2,144	343		4,014		361		4,375	863
Total fair value	1,973	[5]	2,387	[6]	4,360	343	[7]	4,043	[5]	3,458	[6]	7,501	863	[7]
1
35 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 29 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , 26 % is redeemable on an annual basis with a notice period primarily of more than 60 days , and 11 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
55 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 19 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 17 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 9 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
84 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , and 14 % is redeemable on an annual basis with a notice period of more than 60 days .

4
45 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 33 % is redeemable on demand with a notice period primarily of less than 30 days , and 21 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 641 million and CHF 1,819 million attributable to noncontrolling interests in 2Q14 and 4Q13, respectively.
6 Includes CHF 116 million and CHF 107 million attributable to noncontrolling interests in 2Q14 and 4Q13, respectively.
7 Includes CHF 175 million and CHF 405 million attributable to noncontrolling interests in 2Q14 and 4Q13, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes

end of	2Q14	4Q13
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.2	0.3
of which level 3	0.2	0.3

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	2Q14			4Q13
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,039	3,211	(2,172)	956	3,262	(2,306)
Financial instruments (CHF million)
Interest-bearing deposits with banks	309	306	3	311	307	4
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,586	86,304	282	96,587	96,217	370
Loans	19,897	20,010	(113)	19,457	19,653	(196)
Other assets [1]	21,539	27,671	(6,132)	20,749	25,756	(5,007)
Due to banks and customer deposits	(713)	(689)	(24)	(690)	(680)	(10)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(60,529)	(60,458)	(71)	(76,104)	(76,012)	(92)
Short-term borrowings	(7,132)	(7,075)	(57)	(6,053)	(5,896)	(157)
Long-term debt	(70,217)	(69,361)	(856)	(63,369)	(62,991)	(378)
Other liabilities	(1,205)	(2,631)	1,426	(1,780)	(3,285)	1,505
1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments

	6M14		6M13
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	[1]	4	[1]
of which related to credit risk	(1)		(2)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	472	[1]	532	[1]
Other investments	202	[3]	(34)	[2]
of which related to credit risk	3		0
Loans	531	[1]	224	[1]
of which related to credit risk	70		(107)
Other assets	952	[1]	1,128	[1]
of which related to credit risk	351		300
Due to banks and customer deposits	(26)	[2]	13	[2]
of which related to credit risk	(8)		(1)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38)	[1]	40	[2]
Short-term borrowings	(46)	[2]	6	[2]
Long-term debt	(2,162)	[2]	800	[2]
of which related to credit risk [4]	(47)		10
Other liabilities	45	[3]	239	[2]
of which related to credit risk	(39)		51
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (121) million and zero in 6M14, respectively, and CHF (20) million and CHF 38 million in 6M13, respectively.

Carrying value and estimated fair values of financial instruments
Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q14 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	79,158	0	78,610	548	79,158
Loans	231,016	0	234,112	2,508	236,620
Other financial assets [1]	145,936	68,039	76,670	1,619	146,328
Financial liabilities
Due to banks and deposits	368,769	212,058	156,614	10	368,682
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	27,538	0	27,538	0	27,538
Short-term borrowings	22,294	0	22,298	0	22,298
Long-term debt	73,610	0	71,560	4,018	75,578
Other financial liabilities [2]	92,096	0	91,559	617	92,176
4Q13 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	63,435	0	62,891	544	63,435
Loans	223,902	0	225,641	3,940	229,581
Other financial assets [1]	142,656	72,134	69,310	1,568	143,012
Financial liabilities
Due to banks and deposits	351,476	212,418	138,980	9	351,407
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	0	17,928	0	17,928
Short-term borrowings	14,140	0	14,148	0	14,148
Long-term debt	66,673	0	64,043	3,774	67,817
Other financial liabilities [2]	96,611	1,129	94,414	1,085	96,628
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.